Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of the benefit of (provision for) income taxes
	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2020
	RMB	RMB	RMB	USD
Current	(9,618,606)	(4,644,300)	(4,487,629)	(687,770)
Deferred	1,543,010	1,515,220	1,582,948	242,601
Provision for income taxes	(8,075,596)	(3,129,080)	(2,904,681)	(445,169)

Schedule of effective income tax rate reconciliation
	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(21.2)%	(22.5)%	8.3%
Tax rate difference outside China(1)	—	—	(35.9)%
Change in valuation allowance	—	0.4%	(0.4)%
Additional R&D deduction in China	(0.5)%	(0.5)%	2.0%
Permanent difference	4.5%	0.6%	(1.0)%
Effective tax rate	7.8%	3.0%	(2.0)%
(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Schedule of components of deferred tax assets and liabilities
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	130,321	160,287	24,565
Net operating loss carryforwards	2,762,833	2,080,433	318,845
Less :valuation allowance	(2,762,833)	(2,080,433)	(318,845)
Deferred tax assets, net	130,321	160,287	24,565
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	2,747,500	6,144,892	941,760
Total deferred tax liabilities, net	2,617,179	5,984,605	917,195

Schedule of taxes payable
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
VAT taxes payable	494,964	1,555,978	238,468
Income taxes payable	9,093,481	9,704,988	1,487,377
Other taxes payable	72,437	254,658	39,029
Totals	9,660,882	11,515,624	1,764,874